Federated Hermes High Income Bond Fund II
Portfolio of Investments
September 30, 2022 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—94.9%
	Aerospace/Defense—1.6%
$ 475,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$ 461,553
450,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	427,177
775,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	675,773
100,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	95,320
175,000	TransDigm, Inc., Sr. Sub. Note, Series WI, 4.625%, 1/15/2029	141,315
	TOTAL	1,801,138
	Airlines—0.3%
225,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	211,688
150,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.750%, 4/20/2029	131,141
	TOTAL	342,829
	Automotive—5.6%
550,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	482,696
22,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2025	21,566
50,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	47,688
25,000	Dana, Inc., Sr. Unsecd. Note, 4.250%, 9/1/2030	18,350
150,000	Dana, Inc., Sr. Unsecd. Note, 4.500%, 2/15/2032	107,281
125,000	Dana, Inc., Sr. Unsecd. Note, 5.375%, 11/15/2027	106,203
600,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	433,382
550,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	486,721
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	156,446
300,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	282,020
275,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	237,289
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	175,272
450,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	391,507
325,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	307,198
500,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	453,354
200,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	170,981
325,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	280,236
22,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	21,262
45,000	Panther BF Aggregator 2 LP, Sec. Fac. Bond, 144A, 6.250%, 5/15/2026	43,035
1,325,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	1,267,760
850,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	614,932
300,000	Schaeffler Verwaltung ZW, 144A, 4.750%, 9/15/2026	255,657
	TOTAL	6,360,836
	Building Materials—3.4%
25,000	Abc Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	19,629
150,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	131,429
225,000	Camelot Return Merger SU, Sec. Fac. Bond, 144A, 8.750%, 8/1/2028	185,751
175,000	Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	97,990
625,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	466,381
525,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	384,180
350,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	266,929
175,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	149,861
75,000	MIWD Holdco II LLC/MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	55,662
350,000	SRS Distribution, Inc., Sr. Unsecd. Note, 144A, 6.000%, 12/1/2029	279,701

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$ 400,000		SRS Distribution, Inc., Sr. Unsecd. Note, 144A, 6.125%, 7/1/2029	$ 322,035
375,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	264,525
125,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	95,926
750,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	665,453
400,000		White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	327,186
200,000		White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	169,827
		TOTAL	3,882,465
		Cable Satellite—8.4%
275,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	211,403
250,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	179,531
175,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	138,828
225,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	166,752
1,000,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	813,710
750,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	647,974
75,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	67,811
275,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	241,313
250,000		CSC Holdings LLC, Sr. Unsecd. Note, 5.250%, 6/1/2024	231,595
225,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	158,982
325,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	243,350
300,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	225,840
450,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	306,821
475,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	338,485
450,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	398,144
350,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	286,048
350,000		DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	302,531
225,000		DISH DBS Corp., Sec. Fac. Bond, 144A, 5.750%, 12/1/2028	170,463
50,000		DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	33,730
275,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	211,347
575,000		DISH DBS Corp., Sr. Unsecd. Note, Series WI, 5.125%, 6/1/2029	338,733
325,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	0
225,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	0
75,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.125%, 9/1/2026	65,963
300,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	233,316
150,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	127,904
300,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	244,500
50,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	45,991
450,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	405,719
850,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	744,715
625,000		UPC Broadband Finco BV, Sr. Note, 144A, 4.875%, 7/15/2031	486,028
325,000		Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	239,484
200,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	156,444
200,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	171,709
200,000		Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	152,000
300,000		Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	232,182
375,000		VZ Secured Financing B.V., Sec. Fac. Bond, 144A, 5.000%, 1/15/2032	280,853
200,000		Ziggo Bond Co. BV, Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	143,378
275,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	229,933
		TOTAL	9,673,510
		Chemicals—2.8%
150,000		Ashland LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	116,250

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—continued
$ 150,000	Axalta Coat/Dutch Holding BV, Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	$ 133,898
200,000	Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	179,258
425,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 4.875%, 7/15/2024	400,344
300,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	242,185
175,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	147,603
500,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	401,625
125,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	103,992
675,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	605,350
200,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 4.250%, 10/1/2028	154,061
350,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	240,440
350,000	Polar US Borrower LLC, Sr. Unsecd. Note, 144A, 6.750%, 5/15/2026	193,174
200,000	SPCM SA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	156,565
200,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	150,500
	TOTAL	3,225,245
	Construction Machinery—0.6%
475,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	373,875
175,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	137,750
75,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	62,063
25,000	United Rentals, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	20,385
138,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	133,653
	TOTAL	727,726
	Consumer Cyclical Services—2.6%
225,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	200,941
425,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	275,179
900,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	740,993
125,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	107,477
325,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	238,921
325,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	299,806
1,029,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	903,987
375,000	Signal Parent, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	183,004
	TOTAL	2,950,308
	Consumer Products—1.8%
700,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	607,847
500,000	Diamond BC BV, Sr. Unsecd. Note, 144A, 4.625%, 10/1/2029	348,900
200,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	166,407
150,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	134,322
375,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	279,030
275,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	218,252
125,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	111,210
125,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 3.750%, 4/1/2031	97,244
50,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 5.125%, 1/15/2028	45,086
	TOTAL	2,008,298
	Diversified Manufacturing—1.0%
850,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	783,033
125,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	125,269
250,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	245,396
	TOTAL	1,153,698
	Finance Companies—1.8%
450,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	342,678
125,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	117,197

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—continued
$ 175,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	$ 159,079
200,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	154,385
225,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	163,445
225,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	184,841
250,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	172,267
425,000	United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	371,323
350,000	United Wholesale Mortgage LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	266,712
225,000	United Wholesale Mortgage LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	178,736
	TOTAL	2,110,663
	Food & Beverage—1.9%
400,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	382,422
350,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	320,898
200,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	166,914
25,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	22,780
200,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	173,204
200,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	182,914
330,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	315,358
200,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	165,956
475,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	407,598
	TOTAL	2,138,044
	Gaming—4.1%
425,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	347,282
325,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	288,275
100,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	81,128
75,000	Caesars Entertainment Corp., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	57,490
50,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	45,721
150,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	144,930
275,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	265,490
475,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	454,770
425,000	MGM Resorts International, Sr. Unsecd. Note, 6.000%, 3/15/2023	425,667
225,000	Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029	185,693
775,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	647,950
125,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	95,845
50,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	44,307
50,000	Raptor Acquisition Corp./Raptor Co-Issuer LLC, Sec. Fac. Bond, 144A, 4.875%, 11/1/2026	43,063
300,000	Scientific Games Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 3/1/2030	240,965
300,000	Scientific Games International, Inc., 144A, 8.625%, 7/1/2025	307,506
225,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	209,700
475,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	390,584
250,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	189,190
25,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.500%, 2/15/2025	23,140
50,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2029	42,050
200,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	173,950
50,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 5.625%, 5/1/2024	49,201
	TOTAL	4,753,897
	Health Care—6.5%
300,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 4.625%, 8/1/2029	241,040
250,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 5.125%, 3/1/2030	206,525
175,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	136,121
550,000	Avantor Funding, Inc., Sec. Fac. Bond, 144A, 4.625%, 7/15/2028	490,683

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—continued
$ 225,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	$ 183,187
50,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 3.750%, 3/15/2029	41,657
100,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/15/2031	80,770
175,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	82,906
550,000	CHS/Community Health Systems, Inc., 2nd Lien, 144A, 6.875%, 4/15/2029	266,883
150,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	115,683
50,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	36,862
250,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	216,864
125,000	CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	87,316
175,000	Davita, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	135,836
100,000	Embecta Corp., Sec. Fac. Bond, 144A, 5.000%, 2/15/2030	85,982
200,000	Embecta Corp., Sr. Note, 144A, 6.750%, 2/15/2030	185,623
50,000	Garden Spinco Corp., Sr. Unsecd. Note, 144A, 8.625%, 7/20/2030	51,766
475,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	399,325
125,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	123,653
350,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/15/2026	345,646
300,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	286,235
175,000	LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	165,792
100,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	69,914
300,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	268,929
225,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 5.375%, 2/15/2030	186,772
300,000	Mozart Debt Merger Sub, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	241,004
975,000	Mozart Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	738,007
150,000	MPH Acquisition Holdings LLC, Sr. Note, 144A, 5.500%, 9/1/2028	124,032
625,000	MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	470,631
175,000	Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	130,003
50,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	45,121
50,000	Teleflex, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/1/2028	43,592
125,000	Tenet Healthcare Corp., 144A, 4.250%, 6/1/2029	103,681
25,000	Tenet Healthcare Corp., 144A, 4.625%, 6/15/2028	21,878
175,000	Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	162,854
300,000	Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	269,816
50,000	Tenet Healthcare Corp., 144A, 6.125%, 6/15/2030	45,931
100,000	Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	93,549
500,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2028	438,852
	TOTAL	7,420,921
	Health Insurance—0.9%
200,000	Centene Corp., Sr. Unsecd. Note, 2.625%, 8/1/2031	151,146
450,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	412,571
575,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	518,043
	TOTAL	1,081,760
	Independent Energy—4.5%
75,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	67,597
13,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	13,004
125,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	111,475
50,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	48,140
98,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	119,727
175,000	Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	154,549
25,000	Callon Petroleum Corp., Sr. Unsecd. Note, 144A, 7.500%, 6/15/2030	21,936
275,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	268,617

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$ 300,000	Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	$ 290,919
50,000	Chord Energy Corp., Sr. Unsecd. Note, 144A, 6.375%, 6/1/2026	47,744
50,000	Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 5.875%, 1/15/2030	43,667
475,000	Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	439,229
50,000	Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.000%, 5/1/2029	44,242
525,000	Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	503,438
25,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	23,834
250,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	251,094
125,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.125%, 1/1/2031	123,429
250,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.450%, 9/15/2036	250,615
275,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.625%, 9/1/2030	279,784
150,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 8.000%, 7/15/2025	159,210
75,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 8.875%, 7/15/2030	83,668
75,000	PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	74,175
225,000	PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	208,457
75,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	70,802
75,000	Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	65,205
200,000	Range Resources Corp., Sr. Unsecd. Note, 144A, 8.250%, 1/15/2029	203,925
225,000	Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	197,519
150,000	SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	144,206
125,000	SM Energy Co., Sr. Unsecd. Note, 6.500%, 7/15/2028	119,088
50,000	SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	48,108
100,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	96,401
125,000	Southwestern Energy Co., Sr. Unsecd. Note, 4.750%, 2/1/2032	105,037
50,000	Southwestern Energy Co., Sr. Unsecd. Note, 5.375%, 3/15/2030	45,160
200,000	Southwestern Energy Co., Sr. Unsecd. Note, 8.375%, 9/15/2028	207,575
225,000	Tap Rock Resources LLC., Sr. Unsecd. Note, 144A, 7.000%, 10/1/2026	206,102
	TOTAL	5,137,678
	Industrial - Other—1.3%
25,000	Madison Iaq LLC, Sec. Fac. Bond, 144A, 4.125%, 6/30/2028	20,117
850,000	Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	593,538
425,000	Redwood Star Merger Sub, Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	331,305
202,000	Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	169,580
425,000	Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	362,357
	TOTAL	1,476,897
	Insurance - P&C—5.8%
475,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	395,344
444,567	Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.750% PIK, 1/15/2027	453,458
275,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	214,085
600,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	555,203
1,000,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	789,575
225,000	GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	207,429
425,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	355,714
1,750,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	1,662,500
125,000	NFP Corp., Sec. Fac. Bond, 144A, 7.500%, 10/1/2030	118,774
1,300,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	1,016,152
75,000	Ryan Specialty Group, Sec. Fac. Bond, 144A, 4.375%, 2/1/2030	63,704
900,000	USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	866,242
	TOTAL	6,698,180

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Leisure—0.6%
$ 450,000	SeaWorld Parks & Entertainment, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	$ 374,715
325,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	286,000
	TOTAL	660,715
	Lodging—0.5%
100,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	76,755
75,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	73,489
100,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	93,722
175,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	152,620
200,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	176,098
	TOTAL	572,684
	Media Entertainment—7.7%
350,000	Audacy Capital Corp., 144A, 6.500%, 5/1/2027	86,425
350,000	Audacy Capital Corp., 144A, 6.750%, 3/31/2029	84,983
300,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	253,399
125,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 144A, 5.375%, 8/15/2026	25,038
350,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	25,812
300,000	Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	235,968
75,000	Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	70,711
325,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	244,048
250,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	230,974
100,000	iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	83,479
175,000	iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	149,848
931,114	iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	785,045
100,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	89,337
100,000	Lamar Media Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2031	78,792
450,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	370,190
275,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	245,871
850,000	Midas Opco Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	700,719
50,000	News Corp., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2032	43,975
525,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	447,305
425,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	391,585
125,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 4.500%, 7/15/2029	124,763
125,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 4.750%, 7/15/2031	122,727
200,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	196,368
75,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2028	74,602
175,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.875%, 10/1/2030	174,668
50,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	39,342
275,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	214,640
250,000	ROBLOX Corp., Sr. Unsecd. Note, 144A, 3.875%, 5/1/2030	203,951
100,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 3.875%, 1/15/2029	79,860
175,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2031	132,781
250,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	217,979
375,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	310,884
275,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	198,246
275,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	254,482
325,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	299,900
925,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	707,902
250,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 4.500%, 5/1/2029	204,434
125,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 7.375%, 6/30/2030	119,569
375,000	Urban One, Inc., Sec. Fac. Bond, 144A, 7.375%, 2/1/2028	319,202

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$ 150,000	WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.750%, 12/1/2029	$ 124,827
	TOTAL	8,764,631
	Metals & Mining—0.5%
225,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	189,475
200,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	165,499
300,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	227,290
	TOTAL	582,264
	Midstream—6.8%
175,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	157,556
400,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	363,028
475,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	420,342
275,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	254,904
400,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	364,826
250,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	251,583
125,000	Cheniere Energy Partners LP, Sr. Unsecd. Note, 4.000%, 3/1/2031	105,061
175,000	Cheniere Energy Partners LP, Sr. Unsecd. Note, Series WI, 3.250%, 1/31/2032	134,729
125,000	Cheniere Energy Partners LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	110,337
175,000	Cheniere Energy, Inc., Sec. Fac. Bond, Series WI, 4.625%, 10/15/2028	160,945
250,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	196,635
275,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	227,223
75,000	EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	60,551
325,000	EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	258,732
375,000	EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	347,079
275,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	235,637
200,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	152,964
65,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	60,185
75,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	71,608
100,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2030	85,976
100,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	80,964
275,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	241,161
275,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	242,824
325,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	283,829
250,000	Oasis Midstream Partners, Sr. Unsecd. Note, 144A, 8.000%, 4/1/2029	241,145
150,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	144,170
450,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	426,958
175,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	143,854
250,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	203,816
75,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	69,537
75,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	74,297
575,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	517,353
250,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	210,071
200,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	181,286
25,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	23,426
150,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.750%, 8/15/2028	136,822
475,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	391,668
125,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.450%, 4/1/2044	102,715
75,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.500%, 8/15/2048	60,810
	TOTAL	7,796,607
	Oil Field Services—2.1%
200,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	176,208

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Oil Field Services—continued
$ 700,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	$ 628,177
225,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	196,212
175,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	143,191
50,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	46,250
100,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	88,479
225,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	211,361
425,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	386,941
550,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	506,866
	TOTAL	2,383,685
	Packaging—4.8%
622,108	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	427,220
300,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	220,228
725,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	455,202
375,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	235,449
275,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	211,640
75,000	Ball Corp., Sr. Unsecd. Note, 3.125%, 9/15/2031	56,695
225,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	211,003
175,000	Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	166,520
375,000	Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	330,407
1,175,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	974,351
175,000	Crown Americas LLC/Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	163,309
75,000	OI European Group BV, Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	59,802
425,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	392,522
45,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 5.875%, 8/15/2023	44,483
200,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/15/2025	188,381
75,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	68,108
100,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	89,384
500,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	432,630
175,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	161,478
375,000	Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	335,883
350,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	309,711
	TOTAL	5,534,406
	Paper—0.6%
400,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	394,959
150,000	Graphic Packaging International LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	123,657
25,000	Graphic Packaging International LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	20,659
125,000	Graphic Packaging International LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	114,718
	TOTAL	653,993
	Pharmaceuticals—2.0%
200,000	Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	159,197
75,000	Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 6.125%, 2/1/2027	52,110
175,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	64,768
150,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	58,452
325,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	122,056
475,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 2/15/2031	179,541
75,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	28,140
300,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	115,410
450,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	192,253
175,000	Catalent Pharma Solutions, Inc., Sr. Unsecd. Note, 144A, 3.500%, 4/1/2030	137,863
200,000	Grifols Escrow Issuer SA, 144A, 4.750%, 10/15/2028	154,932

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Pharmaceuticals—continued
$ 350,000	Jazz Securities Designated Activity Co., 144A, 4.375%, 1/15/2029	$ 303,086
373,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 10.000%, 6/15/2029	205,150
450,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	369,373
250,000	Syneos Health, Inc., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2029	199,350
	TOTAL	2,341,681
	Restaurant—1.6%
250,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	216,964
225,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 1st Lien, 144A, 3.500%, 2/15/2029	185,397
1,100,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 2nd Lien, 144A, 4.000%, 10/15/2030	868,868
75,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	69,790
375,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	315,127
75,000	Yum! Brands, Inc., Sr. Unsecd. Note, 5.375%, 4/1/2032	66,656
75,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	65,711
	TOTAL	1,788,513
	Retailers—0.5%
175,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	159,066
75,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	60,142
150,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	115,764
50,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	32,579
75,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	47,847
75,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	59,871
100,000	NMG Holding Co., Inc., 144A, 7.125%, 4/1/2026	92,032
	TOTAL	567,301
	Supermarkets—0.5%
625,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	505,103
75,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	69,344
50,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	50,371
	TOTAL	624,818
	Technology—8.0%
275,000	Black Knight InfoServ LLC, Sr. Unsecd. Note, 144A, 3.625%, 9/1/2028	235,125
150,000	Boxer Parent Co., Inc., 144A, 9.125%, 3/1/2026	144,685
375,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	320,396
225,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	178,362
325,000	Central Parent, Inc./Central Merger Sub, Inc., 144A, 7.250%, 6/15/2029	309,660
50,000	Ciena Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/31/2030	41,819
350,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	274,613
375,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	311,107
150,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	133,000
275,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	233,957
150,000	Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	124,061
350,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	276,909
125,000	Entegris Escrow Corp., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	114,368
100,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2030	82,075
25,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	22,390
300,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	253,797
350,000	Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	262,850
550,000	Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	338,518
875,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	717,036
1,000,000	Minerva Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	792,450
300,000	NCR Corp., 144A, 5.125%, 4/15/2029	225,612

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 250,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	$ 197,182
350,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	264,792
50,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	45,424
275,000	Open Text Holdings, Inc. / Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	207,542
100,000	Picard Midco, Inc., Sec. Fac. Bond, 144A, 6.500%, 3/31/2029	84,621
325,000	Rackspace Technology, Inc., 144A, 3.500%, 2/15/2028	215,319
475,000	Rackspace Technology, Inc., Sr. Unsecd. Note, 144A, 5.375%, 12/1/2028	224,141
550,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	408,122
75,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	66,863
300,000	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 3.125%, 7/15/2029	220,495
225,000	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 3.375%, 7/15/2031	157,598
200,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	165,939
200,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	187,560
75,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	59,237
625,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	571,428
100,000	Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	80,794
200,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	161,480
375,000	Veritas US, Inc./Veritas Bermuda Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	287,737
75,000	Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	60,108
125,000	ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	101,181
	TOTAL	9,160,353
	Transportation Services—0.3%
375,000	Watco Cos. LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	341,841
	Utility - Electric—2.7%
300,000	Calpine Corp., 144A, 4.500%, 2/15/2028	264,954
67,000	Calpine Corp., 144A, 5.250%, 6/1/2026	63,244
325,000	Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	254,839
25,000	Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	20,420
25,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	19,900
175,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	150,665
650,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	615,517
50,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	39,107
425,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	332,435
300,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	263,109
50,000	NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	46,248
50,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	42,547
475,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	419,133
175,000	Vistra Operations Co. LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	162,548
400,000	Vistra Operations Co. LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	375,314
	TOTAL	3,069,980
	Wireless Communications—0.8%
425,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 2.250%, 2/15/2026	380,876
150,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 2.625%, 2/15/2029	124,153
125,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 2.875%, 2/15/2031	100,901
250,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	236,444
125,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 144A, 3.375%, 4/15/2029	108,187
	TOTAL	950,561
	TOTAL CORPORATE BONDS (IDENTIFIED COST $131,262,015)	108,738,126

Principal Amount or Shares			Value
		COMMON STOCKS—0.6%
		Cable Satellite—0.0%
545	[2,3]	Intelsat Jackson Holdings S.A.	$ 2,998
		Independent Energy—0.0%
182	[2,3]	Ultra Resources, Inc.	0
		Media Entertainment—0.0%
7,915	[3]	iHeartMedia, Inc.	58,017
		Oil Field Services—0.4%
6,337	[2,3]	Superior Energy Services, Inc.	408,736
		Pharmaceuticals—0.2%
13,145	[3]	Mallinckrodt PLC	223,465
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,048,370)	693,216
		FLOATING RATE LOAN—0.2%
		Independent Energy—0.2%
$ 202,000	[4]	Ascent Resources Utica Holdings, LLC, 2020 Fixed 2nd Lien Term Loan, 11.455% (3-month LIBOR + 9.000%), 11/1/2025 (IDENTIFIED COST $202,000)	212,941
		REPURCHASE AGREEMENT—2.6%
2,987,000		Interest in $1,865,000,000 joint repurchase agreement 3.05%, dated 9/30/2022 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,865,474,021 on 10/3/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2050 and the market value of those underlying securities was $1,902,783,501. (IDENTIFIED COST $2,987,000)	2,987,000
		TOTAL INVESTMENT IN SECURITIES—98.3% (IDENTIFIED COST $135,499,385)	112,631,283
		OTHER ASSETS AND LIABILITIES - NET—1.7%[5]	1,907,083
		TOTAL NET ASSETS—100%	$114,538,366

1	Issuer in default.
2
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3	Non-income-producing security.
4	Floating/variable note with current rate and current maturity or next reset date shown.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the

Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$108,738,126	$0	$108,738,126
Floating Rate Loan	—	212,941	—	212,941
Equity Securities:
Common Stocks
Domestic	58,017	—	411,734	469,751
International	223,465	—	—	223,465
Repurchase Agreement	—	2,987,000	—	2,987,000
TOTAL SECURITIES	$281,482	$111,938,067	$411,734	$112,631,283

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
PIK	—Payment in Kind